STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION
NOTE 18—STOCK-BASED COMPENSATION
For periods prior to the Reverse Recapitalization, Nerdy LLC’s employees had participated in the Nerdy 2016 U.S. Unit Appreciation Rights Plan, the 2016 Canadian Unit Appreciation Rights Plan and the Varsity Tutors, LLC Incentive Unit Plan (collectively, the “Legacy Plans”). The Legacy Plans consisted of unit appreciation rights (“UARs”) and profit interest units (“PIUs”). UARs were subject to multi-year, time-based, graded, vesting schedules, typically over four
or five years; and were only eligible for payment upon certain triggering events or as determined by Nerdy LLC’s former board of managers. At settlement, UAR holders would have received the difference between the hurdle rate at issuance and the fair market value of a historical common unit of Nerdy LLC at the time of settlement. Because UARs were only settled upon the outcome of certain events, expense would only be recognized until such time that a triggering event is deemed to be probable. As no such triggering event existed prior to the Reverse Recapitalization, Nerdy LLC did not record expense related to the UARs in the periods prior to the Reverse Recapitalization. PIUs represented a non-voting
equity interest in Nerdy LLC that entitled the holder to appreciation in the historical equity value of Nerdy LLC arising after the date of grant and after such time as an applicable hurdle amount is met. PIUs were subject to multi-year, time-based, graded, vesting schedules, typically over a four
to six year period. Prior to the Reverse Recapitalization, Nerdy LLC recognized the cost of the PIUs straight-line over the period during which the employee is required to provide service in exchange for the award—the requisite service period (usually the vesting period).
In connection with the Reverse Recapitalization (see Note 1), UARs and PIUs were exchanged for Nerdy Inc. equity awards and cash. Nerdy LLC’s UARs were converted into SARs of Nerdy Inc. and Nerdy LLC’s
PIUs were converted into either shares of Class B Common Stock, OpCo Units and cash, or RSAs. Holders of UARs received cash, SARs, or a combination of both. Holders of vested PIUs received a combination of shares of Class B Common Stock (and an equivalent number of OpCo Units in Nerdy LLC) and cash. Unvested PIUs were converted into RSAs with the underlying equity being Class B Common Stock (and an equivalent number of OpCo Units in Nerdy LLC).
The UARs of current and former employees were modified in connection with the exchange discussed above. These modifications of the UARs of current and former employees were classified as Type III: Improbable to Probable, pursuant to ASC Topic 718, “Compensation—Stock Compensation (Topic 718).” UARs of 437 current employees were modified and the Company recorded a step-up
in the grant date fair value of the awards as of September 20, 2021, which was principally due to the difference between the UAR grant-date hurdle rates and the Company’s stock price as of the modification date. During the year ended December 31, 2021, the Company recognized stock-based compensation expense of $32,066 related to this modification of the UARs, of which $2,457 and $29,609 was included in “Sales and marketing expenses” and “General and administrative expenses,” respectively, in the Consolidated Statement of Operations. UARs of 362 former employees were modified and the Company recorded a step-up
in the grant date fair value of the awards as of October 15, 2021, which was principally due to the difference between the UAR grant-date hurdle rates and the Company’s stock price as of the modification date. During the year ended December 31, 2021, the Company recognized stock-based compensation expense of $3,697 related to this modification of the UARs, of which $124 and $3,573 was included in “Sales and marketing expenses” and “General and administrative expenses,” respectively, in the Consolidated Statement of Operations.
The PIUs were also modified in connection with the exchange discussed above; however, as the modification was classified as Type 1:
Probable-to-probable,
pursuant to ASC Topic 718, no modification expense was recognized during the year ended December 31, 2021.
Subsequent to the Reverse Recapitalization, the Company’s employees and Board of Directors began to participate in Nerdy Inc.’s 2021 Equity Incentive Plan (the “2021 Equity Plan”), which permits the issuance of various stock-based compensation awards up to 27,775, including but not limited to SARs, RSUs, and Stock Options. The Company will no longer issue new awards under the Legacy Plans as all future grants will be issued under the 2021 Equity Plan or another equity plan that is approved by the Compensation Committee of the Company’s Board of Directors. Awards issued under the 2021 Equity Plan have a maximum term of 10 years.
Under the 2021 Equity Plan, Nerdy Inc. granted RSUs, in lieu of any cash compensation, to the legacy Nerdy LLC founder in consideration of the participant’s future continued employment with the Company (the “Founder’s Award”). Each RSU represents the right to receive one share of Class A Common Stock. The RSUs will vest based on the achievement of stock price hurdles. The initial Stock Price Hurdle is $18.00, which will cause one-seventh
of the RSUs to vest. Each hurdle is $4.00 greater than the previous and will cause an additional one-seventh
of the RSUs to vest, with 100% vested at $42.00. If the stock price hurdles are not met by September 20, 2028 (“Performance Period End Date”), the unvested RSUs will be forfeited. The stock price hurdles will be deemed achieved upon the first date prior to the Performance Period End Date on which the average closing market price on the NYSE of one share of Nerdy Inc.’s Class A Common Stock over a consecutive 90 calendar-day
period, equals or exceeds the applicable dollar amount set forth in the vesting table.
As a result of the Reverse Recapitalization, the Company has issued and outstanding Warrants and Earnouts (see Note 1). Warrants and Earnouts issued to current employees as of September 20, 2021 (the “Employee Warrants” and the “Employee Earnouts,” respectively) were classified as stock-based compensation under ASC Topic 718 as these Warrants and Earnouts were granted conditionally based upon employment. Former employees were not granted Warrants and Earnouts. The Company recorded the fair value of the Employee Warrants and Employee Earnouts as stock-based compensation expense of $408 and $2,763, respectively, at the Closing Date as there was no required service period after that date. Of the total Employee Warrant expense, $79 and $329 was included in “Sales and marketing expenses” and “General and administrative expenses,”
respectively, in the Consolidated Statement of Operations for the year ended December 31, 2021. Of the total Employee Earnout expense, $46 and $2,717 was included in “Sales and marketing expenses” and “General and administrative expenses,” respectively, in the Consolidated Statement of Operations for the year ended December 31, 2021.
Total compensation cost for the Company’s
non-cash
stock-based compensation awards recognized in the years ended December 31, 2021, 2020, and 2019 consisted of:

	Year ended December 31,
Financial Statement Location	2021	2020	2019
Sales and marketing expenses	$3,378	$—	$—
General and administrative expenses	51,039	1,730	1,747
Fixed assets, net (capitalized internal use software)	543	—	—

Total non-cash stock-based compensation costs	$54,960	$1,730	$1,747

As of December 31, 2021, the total compensation cost related to non-vested
awards not yet recognized was $146,253, which is expected to be recognized over a weighted-average period of 3.67 years. The Company did not recognize any deferred tax benefit related to non-cash
stock-based compensation expense for the year ended December 31, 2021 as it has recorded a full valuation allowance against the deferred tax assets at Nerdy Inc. as of and for the year ended December 31, 2021. For additional discussion, see Note 7. For periods prior to the Reverse Recapitalization, Nerdy LLC was a partnership. As such, any deferred tax benefit related to non-cash
stock-based compensation expense was allocated to its members. As of December 31, 2021, total compensation cost capitalized as “Capitalized internal use software” on the Consolidated Balance Sheet was $543.
SARs (formerly UARs)

in thousands, except UARs and SARs, which are in ones, or where otherwise indicated	SARs	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Terms in Years	Aggregate Intrinsic Value
Outstanding UARs at December 31, 2020	13,428,010	$1.35
UARs granted prior to the Reverse Recapitalization	474,200	4.24
UARs exercised prior to the Reverse Recapitalization	—	—
UARs forfeited prior to the Reverse Recapitalization	(656,770)	1.50
UARs expired prior to the Reverse Recapitalization	—	—
Conversion to SARs	(5,383,455)	—
SARs granted after the Reverse Recapitalization	—	—
SARs exercised after the Reverse Recapitalization	—	—
SARs forfeited after the Reverse Recapitalization	—	—
SARs expired after the Reverse Recapitalization	(385,808)	3.27

Outstanding SARs at December 31, 2021	7,476,177	2.19	7.49	$17,703

SARs vested and expected to vest as of December 31, 2021	7,476,177	2.19	7.49	17,703

SARs exercisable at December 31, 2021	3,650,736	1.97	6.92	9,263

The fair value of each SAR that was modified was estimated on the modification date using the Black-Scholes Model. The Company used the simplified method for estimating a SAR term as it did not have sufficient historical exercise experience upon which to estimate an expected term. The expected term is estimated based on the award’s vesting period and contractual term. Expected volatilities are based on historical volatility trends of peer companies as of the modification date. The risk-free rate is the interpolated U.S. Treasury rate for a term equal to the expected term. The dividend yield was set at zero as the underlying security as the Company does not intend to pay a dividend in the foreseeable future. The weighted-average assumptions and fair values for SARs modified are summarized in the table below.

2021
Expected term (in years)	4.28
Expected stock price volatility	57.8%
Risk-free interest rate	0.7%
Expected dividends	—%
Fair Value (per SAR)	$8.84
RSAs (formerly PIUs)

PIUs and RSAs are in ones and where otherwise indicated	RSAs	Weighted- Average Grant Date Fair Value Per Share
Nonvested PIUs at December 31, 2020	10,513,291	$0.57
PIUs granted prior to the Reverse Recapitalization	—	—
PIUs vested prior to the Reverse Recapitalization	(3,079,371)	0.49
PIUs forfeited prior to the Reverse Recapitalization	—	—
Conversion to RSAs	(4,377,597)	—
RSAs granted after the Reverse Recapitalization	—	—
RSAs vested after the Reverse Recapitalization	(16,645)	1.97
RSAs forfeited after the Reverse Recapitalization	(230,700)	1.10

Nonvested RSAs at December 31, 2021	2,808,978	1.01

The fair value of each PIU was estimated on the date of grant using the Black-Scholes Model. Nerdy LLC used the simplified method for estimating a RSA term as it did not have sufficient historical exercise experience upon which to estimate an expected term. The expected term was estimated based on the award’s vesting period and contractual term. Expected volatilities were based on historical volatility trends of peer companies as of each grant date. The risk-free rate was the interpolated U.S. Treasury rate for a term equal to the expected term. The dividend yield was set at zero as the Company does not intend to pay a dividend in the foreseeable future. There were no PIUs granted in 2021. The weighted-average assumptions and fair values for PIUs granted are summarized in the table below.

	2020	2019
Expected term (in years)	7.00	7.05
Expected stock price volatility	50.0%	50.0%
Risk-free interest rate	0.5%	2.4%
Expected dividends	—%	—%
Fair Value (per PIU)	$0.83	$0.59
Stock Options

Stock Options are in ones and where otherwise indicated	Stock Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Terms in Years	Aggregate Intrinsic Value
Outstanding at December 31, 2020	—	$—
Granted after the Reverse Recapitalization	3,799,100	11.20
Exercised after the Reverse Recapitalization	—	—
Forfeited after the Reverse Recapitalization	(452,000)	11.20
Expired after the Reverse Recapitalization	—	11.20

Outstanding at December 31, 2021	3,347,100	11.20	9.72	$—

Vested and expected to vest as of December 31, 2021	3,347,100	11.20	9.72	—

Exercisable at December 31, 2021	—	—	—	—

The fair value of each stock option was estimated on the date of grant using the Black-Scholes Model. The Company uses the simplified method for estimating a stock option term as it does not have sufficient historical stock options exercise experience upon which to estimate an expected term. The expected term is estimated based on the award’s vesting period and contractual term. Expected volatilities are based on historical volatility trends of peer companies. The risk-free rate is the interpolated U.S. Treasury rate for a term equal to the expected term. The dividend yield was set at zero as the Company does not intend to pay a dividend in the foreseeable future. The weighted-average assumptions and fair values for stock options granted are summarized in the table below.

2021
Expected term (in years)	6.26
Expected stock price volatility	59.5%
Risk-free interest rate	1.0%
Expected dividends	—%
Fair Value (per stock option)	$6.24
RSUs

RSUs in ones and where otherwise indicated	RSUs	Weighted- Average Grant Date Fair Value Per Share
Nonvested at December 31, 2020	—	$—
Granted after the Reverse Recapitalization	8,905,388	5.71
Vested after the Reverse Recapitalization	(37,500)	5.70
Forfeited after the Reverse Recapitalization	(8,681)	5.70

Nonvested at December 31, 2021	8,859,207	5.71

The grant date fair value of each RSU award was determined based upon the closing price of the Company’s Class A Common Stock on the date of grant. The total vest date fair value of RSUs that vested during 2021 was $189. No RSUs were granted or vested during 2020 or 2019.
RSUs—Founder’s Award

RSUs - Founder’s Award in ones and where otherwise indicated	RSUs - Founder’s Award	Weighted- Average Grant Date Fair Value Per Share
Nonvested at December 31, 2020	—	$—
Granted after the Reverse Recapitalization	9,258,298	5.06
Vested after the Reverse Recapitalization	—	—
Forfeited after the Reverse Recapitalization	—	—

Nonvested at December 31, 2021	9,258,298	5.06

The grant date fair value of the Founder’s Award was determined using a Monte Carlo simulation. Inherent in the Monte Carlo Option Pricing Method are assumptions related to expected stock-price volatility, expected term, and risk-free interest rate. The Company estimated the volatility of the Founder’s Award based on implied volatility from historical volatility of select peer companies’ common stock that matches the expected remaining life of the Founder’s Award. The risk-free interest rate was based on the U.S. Treasury zero-coupon
yield curve for a maturity similar to the expected remaining life of the Founder’s Award. The expected term of the Founder’s Award was assumed to be equivalent to the contractual term of 7 years. The assumptions used to value the Founder’s Award granted during the year ended December 31, 2021 are summarized in the table below.

2021
Expected term (in years)	7.00
Stock price	$11.20
Expected stock price volatility	36.0%
Risk-free interest rate	1.1%
Fair Value (per award)	$5.06
The Founder’s Award grant-date fair value is recognized using the graded vesting method during which the employee is required to provide service in exchange for the award—the requisite service period. The requisite service period was determined to be the derived service period of 4.70 years.
Employee Warrants

Employee Warrants are in ones and where otherwise indicated	Employee Warrants	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Terms in Years	Aggregate Intrinsic Value
Outstanding at December 31, 2020	—	$—
Granted in connection with the Reverse Recapitalization	188,958	11.50
Exercised after the Reverse Recapitalization	—	—
Forfeited after the Reverse Recapitalization	—	—
Expired after the Reverse Recapitalization	—	—

Outstanding at December 31, 2021	188,958	11.50	4.72	$—

The grant date fair value of Employee Warrants was determined using the market approach based upon the closing price of the Public Warrants on the date of grant, which was $2.16.
Employee Earnouts

Employee earnouts in ones and where otherwise indicated	Employee Earnouts	Weighted- Average Grant Date Fair Value Per Share

Nonvested at December 31, 2020	—	$—
Granted in connection with the Reverse Recapitalization	309,179	8.94
Vested after the Reverse Recapitalization	—	—
Forfeited after the Reverse Recapitalization	—	—

Nonvested at December 31, 2021	309,179	8.94

The grant date fair value of the Employee Earnout was determined using a Monte Carlo simulation. See Note 14 for the assumptions used to value the Employee Earnouts granted during the year ended December 31, 2021.